Treasury Stock (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Shares Held as Treasury Stock and Related Carrying Value

The following table summarizes shares held as treasury stock and their related carrying value:

At December 31, (in thousands)	Number of Treasury Shares	Treasury Shares Cost
2011	12,829	$225,034
2010	6,798	115,449
2009	3,680	69,950

Purchases of Common Stock on a Monthly Basis

The following table sets forth information regarding the Company’s purchases of its common stock on a monthly basis during the three months ended December 31, 2011:

(in thousands, except per share data)	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Cumulative Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs
October 2011	—	$—	7,293	7,707
November 2011	—	—	7,293	7,707
December 2011	2,400	19.89	9,693	5,307

Total	2,400	$19.89